Earnings per share (Tables)	9 Months Ended
Sep. 30, 2018
Earnings per share [abstract]
Schedule of Earnings per Share

	For the three months ended September 30,		For the nine months ended September 30,
	2018	2017	2018	2017
Basic earnings per share
Profit for the period	36.3	41.9	129.7	109.2
Weighted average Ordinary Shares and Founder Preferred Shares (basic) in millions	175.6	172.4	175.6	179.2
Basic earnings per share	€0.21	€0.24	€0.74	€0.61
The weighted average ordinary shares in 2018 includes the January 2, 2018 issuance of the Founder Preferred Shares Annual Dividend Amount as set out in Note 17.

	For the three months ended September 30,		For the nine months ended September 30,
	2018	2017	2018	2017
	€m	€m	€m	€m
Diluted earnings per share
Profit for the period	36.3	41.9	129.7	109.2
Weighted average Ordinary Shares and Founder Preferred Shares (diluted) in millions	175.7	172.4	175.6	179.2
Diluted earnings per share	€0.21	€0.24	€0.74	€0.61